Organization and Subsidiaries - Percentage of ownership (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ARL Services, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Core Metals Group Holdings, LLC | North America Silicon Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cuarzos Industriales de Venezuela, S.A. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Emix, S.A.S. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.90%
Ferroatlantica de Mexico, S.A. de C.V. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%	99.90%
Ferroatlantica de Venezuela (FerroVen), S.A. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%	70.00%
Ferroatlantica Deutschland, GmbH | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroatlantica Brasil Mineracao Ltda. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	100.00%
Ferroglobe Advanced Materials II, S.L | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ferroglobe Advanced Materials, S.L. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Argentina, S.R.L | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Canada ULC | North America Silicon Metal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Corporate Services, S.L.U. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Cuarzos Industriales Mining, S.A.U. | Europe Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe de Participaciones, S.L.U | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Finance Company, PLC | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe France SAS | Europe Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct		100.00%
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Holding Company, LTD | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary - Direct	100.00%
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Innovation, S.L | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Mangan Norge AS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Manganese France SAS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	99.90%
Ferroglobe Monzn, S.L. | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%	100.00%
Ferroglobe Netherlands, B.V. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe RAMSA Mining, S.A. | Europe Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferroglobe South Africa (Pty) Ltd | The Palamo Mining Investment Fund No.1 LLP | Ordinary shares
Disclosure of subsidiaries [line items]
Ownership interest	26.00%	26.00%
Ferroglobe South Africa (Pty) Ltd | South Africa Silicon Metal And Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe Spain Metals, S.A.U. | Europe - Manganese and Silicon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Alloys I, Inc | North America Silicon Metal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A ARLR, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A BG, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Bridgeport, LLC | North America Silicon Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A ECPI, Inc. | North America Silicon Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Financial, Inc. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A GBG Financial, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A LF Resources, Inc | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A LFR, Inc | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Metallurgical, Inc. | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Metals, LLC. | North America Silicon Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Mining Sales, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Mining Services, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Mining, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A MPM, LLC | North America Silicon Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Quartz, Inc. | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A Sales, Inc. | North America Silicon Metal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe U.S.A, Inc | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ferroglobe USA Silica Fume Sales, Inc. | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FerroManganese Mauritania SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Ferroquartz Holdings, Ltd (Hong Kong) | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FerroQuartz Mauritania SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Ferrosolar R&D SL. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%
FerroTambao, SARL | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
GBG Holdings, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Globe Metals Enterprises, Inc. | North America Silicon Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Alloys II, Inc. | North America Silicon Metal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Enterprises Holdings, Inc. | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
GSM Enterprises, LLC | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	98.00%
Kintuck (France) SAS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Kintuck AS | Europe Manganese
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Mangshi FerroAtlantica Mining Industry Service Company Ltd | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ningxia Yonvey Coal Industrial Co., Ltd. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.00%	51.00%
Quebec Silicon General Partner
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Quebec Silicon General Partner | North America Silicon Metal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Quebec Silicon Limited Partnership | North America Silicon Metal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	74.00%
Rebone Mining (Pty.), Ltd. | South Africa Silicon Metal And Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.00%	100.00%
Silicon Technology (Pty.), Ltd. | South Africa Silicon Metal And Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	92.40%
Solsil, Inc. | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	92.40%	74.00%
Thaba Chueu Mining (Pty.), Ltd. | South Africa Silicon Metal And Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.00%	100.00%
Ultracore Energy SA | Other segments
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
West Virginia Alloys, Inc. | North America Silicon Metal and Alloys
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	51.00%
WVA Manufacturing, LLC | North America Silicon Metal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%